Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Accounts receivable, net

6.Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Receivables for technical service fees from borrowers and financial partners	26,494	12,998
Receivables for marketplace service fees from asset management companies	1,062	1,394
Receivables for marketplace service fees from insurance companies and others	13,694	11,342
Total accounts receivable	41,250	25,734
Allowance for doubtful accounts	(4,396)	(7,107)
Accounts receivable, net	36,854	18,627

The movements in the allowance for doubtful accounts for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	4,780	369	4,396
Additions	6,110	1,152	2,775
(Charge-off)/Charge-off reversal	(10,521)	2,875	(64)
Balance at end of the year	369	4,396	7,107